Payroll costs, share based payments and management incentive schemes - Restricted Share Awards (Details) $ / shares in Units, € in Millions						12 Months Ended
	Jun. 14, 2018 EUR (€) shares	Jun. 14, 2018 USD ($) shares $ / shares	Jun. 19, 2017 EUR (€) shares	Jun. 16, 2016 USD ($) shares	Dec. 07, 2015 USD ($)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€)	Jun. 19, 2017 $ / shares	Jul. 31, 2016 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €						€ 13.0		€ 2.6	€ 1.2
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement							4,624,653	4,927,000
Number of shares vested						294,810	294,810
Number of shares granted						583,700	583,700
Number of other equity instruments forfeited in share-based payment arrangement						591,237	591,237
LTIP vesting 1 [Member] [Domain]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares vested						181,054	181,054
Non-Executive Director
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment expense | €						€ 0.9		€ 0.8	0.6
Non-Executive Director | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued		41,186
Number of shares issued per director | $							$ 100,000
Exercise price (in dollars per share) | $		$ 18.07		$ 8.98	$ 11.50
Share price (in dollars per share) | $ / shares		$ 17.94								$ 14.38	$ 8.98
Number of shares vested	53,498	53,498	55,680	34,780		9,375	9,375
Shares paid for tax withholding for share based compensation	12,312	12,312	9,384	11,568		(2,400,000.0)	(2,400,000.0)
Number of shares granted	44,272	44,272	53,498	55,680
Share-based payment expense | €						€ 0.9		0.8
Management Award 2016 [Member] | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in dollars per share) | $ / shares							$ 20.72
Number of shares vested						294,810	294,810
Shares paid for tax withholding for share based compensation						113,756	113,756
Key management personnel
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment expense | €						€ 12.1		€ 1.8
Key management personnel | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued							4,624,653
January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement							3,025,953	3,837,000
Number of shares vested						294,810	294,810
Number of shares granted						0	0
Number of other equity instruments forfeited in share-based payment arrangement						516,237	516,237
Expected volatility of the share price						22.00%	22.00%
January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement							1,015,000	1,090,000
Number of shares vested						0	0
Number of shares granted						0	0
Number of other equity instruments forfeited in share-based payment arrangement						75,000	75,000
Expected volatility of the share price						22.00%	22.00%
January 1, 2018 [Member] | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement							583,700
Number of shares granted						583,700	583,700
Expected volatility of the share price						24.00%	24.00%
Key management personnel
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment expense | €									0.6
Key management personnel | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment expense | €						€ 12.1		€ 1.8
Key management personnel | 50% over a 2 year period | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting percentage						50.00%	50.00%
Key management personnel | 50% over a 2 year period | January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period						2 years	2 years
Key management personnel | 50% over a 2 year period | January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period						2 years	2 years
Key management personnel | 50% over a 2 year period | January 1, 2018 [Member] | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period						2 years	2 years
Key management personnel | 50% over a 4 year period | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting percentage						50.00%	50.00%
Vesting period						2 years	2 years
Share based compensation reserve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €						€ 13.0		€ 2.6	€ 1.2
Share based compensation reserve | Non-Executive Director | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €	€ 0.0		€ 0.3
50% over a 4 year period | Key management personnel | January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period						2 years	2 years
50% over a 4 year period | Key management personnel | January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period						2 years	2 years
50% over a 4 year period | Key management personnel | January 1, 2018 [Member] | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period						2 years	2 years